ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

8.  ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2010	2011
Accrued payroll and other compensation, including annual performance bonus	4,289	13,738
Taxes payable	2,940	4,953
Government subsidies	1,463	1,676
Unearned commission received from depository bank	912	677
Accrued professional services fees	669	1,039
Accrued royalty	461	999
Rebate to end customers and distributors	522	1,526
Accrued warranty	406	495
Accrued license fee	250	560
Accrued annual leave	195	459
Advances from customers	126	332
Accrued freight	124	170
Accrual for loss on firm, noncancelable, and unconditional purchase commitments	—	235
Others	577	1,394
	12,934	28,253

Royalty

In June 2009, the Company entered into a license and technology agreement with a third party, which requires the Company to pay royalty fees based on the percentages of revenue derived from certain products using the licensed technology. The Company included royalty expense of USD 507, USD 1,516 and USD 2,013 in cost of revenue for the years ended December 31, 2009, 2010 and 2011.

Unearned commission received from depository bank

In 2010, the Company entered into an agreement with a depository bank, which agreed to reimburse up to USD 1,294 to the Company’s expenses incurred in connection with the advancement of the Company’s ADR and investor relations programs in the next five years. The Company initially recorded the payment from the depository bank as liabilities and then recognized as a reduction to selling, general and administrative expenses over the beneficial period.

The Company received USD 949 and USD38 in the years ended December 31, 2010 and 2011 and recorded USD37 and USD 273 as a reduction of selling, general and administrative expense for the years ended December 31, 2010 and 2011, respectively.